Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000174813
Shareholder Report [Line Items]
Fund Name	Acadian Emerging Markets Portfolio
Class Name	I Class Shares
Trading Symbol	AEMZX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about I Class Shares of the Acadian Emerging Markets Portfolio (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.acadian-asset.com/emfund. You can also request this information by contacting us at 1-866-AAM-6161 (1-866-226-6161).
Additional Information Phone Number	1-866-AAM-6161 (1-866-226-6161)
Additional Information Website	https://www.acadian-asset.com/emfund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Acadian Emerging Markets Portfolio, I Class Shares	$60	1.10%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.10%
AssetsNet	$ 1,598,473,357
Holdings Count | Holding	559
Advisory Fees Paid, Amount	$ 6,203,425
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,598,473,357	559	$6,203,425	36%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	6.1%
Short-Term Investment	0.3%
Poland	1.7%
Mexico	1.7%
Thailand	1.9%
South Africa	2.0%
United Arab Emirates	2.1%
Saudi Arabia	2.7%
Brazil	4.2%
Hong Kong	7.5%
India	9.9%
China	15.2%
South Korea	19.1%
Taiwan	25.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing	14.0%
Samsung Electronics	7.1%
SK hynix	5.0%
China Construction Bank, Cl H	2.2%
MediaTek	2.1%
Delta Electronics	1.7%
Alibaba Group Holding	1.4%
Petroleo Brasileiro - Petrobras ADR	1.4%
Hana Financial Group	1.3%
Tencent Holdings	1.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-866-AAM-6161 (1-866-226-6161)
Updated Prospectus Web Address	https://www.acadian-asset.com/emfund
C000015706
Shareholder Report [Line Items]
Fund Name	Acadian Emerging Markets Portfolio
Class Name	Investor Class Shares
Trading Symbol	AEMGX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the Acadian Emerging Markets Portfolio (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.acadian-asset.com/emfund. You can also request this information by contacting us at 1-866-AAM-6161 (1-866-226-6161).
Additional Information Phone Number	1-866-AAM-6161 (1-866-226-6161)
Additional Information Website	https://www.acadian-asset.com/emfund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Acadian Emerging Markets Portfolio, Investor Class Shares	$72	1.32%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.32%
AssetsNet	$ 1,598,473,357
Holdings Count | Holding	559
Advisory Fees Paid, Amount	$ 6,203,425
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,598,473,357	559	$6,203,425	36%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	6.1%
Short-Term Investment	0.3%
Poland	1.7%
Mexico	1.7%
Thailand	1.9%
South Africa	2.0%
United Arab Emirates	2.1%
Saudi Arabia	2.7%
Brazil	4.2%
Hong Kong	7.5%
India	9.9%
China	15.2%
South Korea	19.1%
Taiwan	25.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing	14.0%
Samsung Electronics	7.1%
SK hynix	5.0%
China Construction Bank, Cl H	2.2%
MediaTek	2.1%
Delta Electronics	1.7%
Alibaba Group Holding	1.4%
Petroleo Brasileiro - Petrobras ADR	1.4%
Hana Financial Group	1.3%
Tencent Holdings	1.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-866-AAM-6161 (1-866-226-6161)
Updated Prospectus Web Address	https://www.acadian-asset.com/emfund
C000174812
Shareholder Report [Line Items]
Fund Name	Acadian Emerging Markets Portfolio
Class Name	Y Class Shares
Trading Symbol	AEMVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Y Class Shares of the Acadian Emerging Markets Portfolio (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.acadian-asset.com/emfund. You can also request this information by contacting us at 1-866-AAM-6161 (1-866-226-6161).
Additional Information Phone Number	1-866-AAM-6161 (1-866-226-6161)
Additional Information Website	https://www.acadian-asset.com/emfund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Acadian Emerging Markets Portfolio, Y Class Shares	$65	1.20%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.20%
AssetsNet	$ 1,598,473,357
Holdings Count | Holding	559
Advisory Fees Paid, Amount	$ 6,203,425
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,598,473,357	559	$6,203,425	36%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	6.1%
Short-Term Investment	0.3%
Poland	1.7%
Mexico	1.7%
Thailand	1.9%
South Africa	2.0%
United Arab Emirates	2.1%
Saudi Arabia	2.7%
Brazil	4.2%
Hong Kong	7.5%
India	9.9%
China	15.2%
South Korea	19.1%
Taiwan	25.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing	14.0%
Samsung Electronics	7.1%
SK hynix	5.0%
China Construction Bank, Cl H	2.2%
MediaTek	2.1%
Delta Electronics	1.7%
Alibaba Group Holding	1.4%
Petroleo Brasileiro - Petrobras ADR	1.4%
Hana Financial Group	1.3%
Tencent Holdings	1.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-866-AAM-6161 (1-866-226-6161)
Updated Prospectus Web Address	https://www.acadian-asset.com/emfund